Registration Nos.  333-43264

811-08561

As filed With the Securities and Exchange Commission on November 5, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 31 ]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	[ 208 ]

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 871-2000

(Depositor’s Telephone Number, Including Area Code)

AMERICAN HOME ASSURANCE COMPANY

(Name of Guarantor)

1271 Avenue of the Americas, FL37

New York, New York 10020-1304

(212) 770-7000

(Guarantor’s Telephone Number, Including Area Code)

Trina Sandoval, Esq.

American General Life Insurance Company

21650 Oxnard Street

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Copy to:

Kim DeGennaro, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on November 8, 2021 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

PLATINUM INVESTOR® III

PART A – PROSPECTUS

Incorporated by reference to the Prospectus dated May 3, 2021, as filed under Form N-6, Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 204 under the Investment Company Act of 1940, File Nos. 333-43264 and 811-08561, filed on April 28, 2021, Accession No. 0001193125-21-136926.

A supplement dated November 8, 2021 to the Prospectus is included in Part A of this Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 208 under the Investment Company Act of 1940, File Nos. 333-43264 and 811-08561.

PART B – STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information dated May 3, 2021, as filed under Form N-6, Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 204 under the Investment Company Act of 1940, File Nos. 333-43264 and 811-08561, filed on April 28, 2021, Accession No. 0001193125-21-136926.

A supplement dated November 8, 2021 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 208 under the Investment Company Act of 1940, File Nos. 333-43264 and 811-08561.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

PLATINUM INVESTOR® III

SUPPLEMENT TO POLICY PROSPECTUS DATED MAY 3, 2021

The following information applies to the Prospectus (the “Prospectus”). The date of the Prospectus has been changed to November 8, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), a variable investment option under the Policy was reorganized, following shareholder approval (the “Reorganization”). An underlying Fund of SunAmerica Series Trust (the “Target Variable Investment Option”) was reorganized into another underlying Fund of SunAmerica Series Trust (the “Acquiring Variable Investment Option”) as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to the Target Variable Investment Option will be replaced with the corresponding Acquiring Variable Investment Option.

VARIABLE INVESTMENT OPTIONS

Target Variable Investment Option	Target Variable Investment Option Investment Adviser (sub-adviser, if applicable)	Acquiring Variable Investment Option	Acquiring Variable Investment Option Investment Adviser (sub-adviser, if applicable)
SunAmerica ST SA WellsCap Aggressive Growth Portfolio - Class 1	SunAmerica Asset Management, LLC* (Wells Capital Management Incorporated)	SunAmerica ST SA JPMorgan Mid-Cap Growth Portfolio - Class 1	SunAmerica Asset Management, LLC* (J.P. Morgan Investment Management Inc.)

* SunAmerica Asset Management, LLC is an affiliate of AGL.

Neither our automatic transfer of the accumulation values to the Acquiring Variable Investment Option on the Effective Date, nor your transfer of accumulation value out of the Target Variable Investment Option prior to November 4, 2021 or out of the Acquiring Variable Investment Option within 60 days after the Effective Date (i.e., January 4, 2022), will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

Additional information regarding the Variable Investment Options, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/AGVUL or by calling 1-800-340-2765.

Dated: November 8, 2021

Please keep this Supplement with your Prospectus

1

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

PLATINUM INVESTOR® III

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2021

The date of the Statement of Additional Information is changed to November 8, 2021.

Dated: November 8, 2021

Please keep this Supplement with your Statement of Additional Information.

1

PART C: OTHER INFORMATION

Item 26.  Exhibits

Exhibit No.	Description	Location
(a)	Board of Directors Resolution
(1)	Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R.	Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.
(b)	Custodian Agreements.	Inapplicable.
(c)	Underwriting Contracts
(1)	Distribution Agreement with American General Equity Services Corporation, effective October 1, 2002.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.
(2)	Distribution Agreement with AIG Capital Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.
(3)	Form of Selling Group Agreement.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.
(d)	Contracts
(1)	Specimen form of the “Platinum Investor® III” Flexible Premium Variable Life Insurance Policy (Policy Form No. 00600).	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.
(2)	Specimen form of Extension of Maturity Date Rider, Accumulation Value version (Maturity Extension Rider), Form No. 99110.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on August 18, 2004.

(3)	Specimen form of Extension of Maturity Date Rider, Death Benefit version (Maturity Extension Rider), Form No. 99111.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on August 18, 2004.
(4)	Form of Accidental Death Benefit Rider, Form No. 82012.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(5)	Form of Children’s Insurance Benefit Rider, Term Life Insurance, Form No. 82410.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(6)	Form of Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(7)	Specimen form of Disclosure of Accelerated Death Benefits (also known as Terminal Illness Rider), Form No. AGLC102084 Rev0917.	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.
(8)	Form of Waiver of Monthly Deduction Rider, Form No. 82001.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(e)	Applications
(1)	Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087 rev0218.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.
(2)	Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088 rev0516.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(3)	Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0198-00 Rev0406.	Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.
(f)	Depositor’s Certificate of Incorporation and By-Laws.
(1)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (P)	Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.
(2)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995.	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.
(3)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.
(g)	Reinsurance Contracts
(1)	Form of Reinsurance Agreement with General & Cologne Life Re of America.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(2)	Form of Reinsurance Agreement with Munich American Reassurance Company.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(3)	Form of Reinsurance Agreement with RGA Reinsurance Company.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(4)	Form of Reinsurance Agreement with Swiss Re Life & Health America, Inc.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(5)	Automatic and Facultative Reinsurance Agreement with Generali USA Life Reinsurance Company.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.
(h)	Participation Agreements
(1)(a)	Form of Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(1)(b)	Form of Amendment Four to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).	Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(1)(c)	Form of Amendment Six to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.
(1)(d)	Form of Amendment No. 14 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds) effective April 30, 2010.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.
(2)(a)	Form of Participation Agreement with The Alger American Fund.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.
(3)(a)	Form of Shareholder Services Agreement with American Century Investment Management, Inc.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(3)(b)	Form of Amendment No. 2 to Shareholder Services Agreement with American Century Investment Management, Inc.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.
(4)(a)	Form of Participation Agreement with Dreyfus Variable Investment Fund.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(4)(b)	Amendment One to Participation Agreement with Dreyfus Variable Investment Fund dated December 1, 1998.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.
(4)(c)	Form of Fourth Amendment to Participation Agreement with Dreyfus Variable Investment Fund effective October 1, 2007.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.
(5)(a)	Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 27, 2012.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.
(6)(a)	Form of Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated as of October 1, 2002.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(6)(b)	Form of Amendment No. 5 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(6)(c)	Form of Amendment No. 6 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

(7)(a)	Form of Participation Agreement with Goldman Sachs Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.
(7)(b)	Form of Amendment No. 1 to Participation Agreement with Goldman Sachs Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(8)(a)	Form of Fund Participation Agreement with Janus Aspen Series.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(8)(b)	Form of Amendment to Fund Participation Agreement with Janus Aspen Series.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(9)(a)	Form of Fund Participation Agreement with JPMorgan Insurance Trust effective as of April 24, 2009.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.
(10)(a)	Form of Participation Agreement with MFS Variable Insurance Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(10)(b)	Form of Amendment Five to Participation Agreement with MFS Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(10)(c)	Form of Letter Agreement with MFS Variable Insurance Trust dated December 19, 2005.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(11)(a)	Participation Agreement with Morgan Stanley Universal Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.
(11)(b)	Amendment Number 1 to Participation Agreement with Morgan Stanley Universal Funds, Inc.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.
(11)(c)	Form of Amendment Seven to Participation Agreement with Morgan Stanley Universal Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(11)(d)	Form of Amendment Ten to Participation Agreement with Morgan Stanley Universal Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.
(11)(e)	Form of Amendment 13 to Participation Agreement with The Universal Institutional Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(11)(f)	Form of Amendment 14 to Participation Agreement with The Universal Institutional Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(12)(a)	Sales Agreement with Neuberger & Berman Advisors Management Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.
(12)(b)	Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) with Neuberger & Berman Management Incorporated.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(12)(c)	Form of Amendment to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.
(12)(d)	Form of Amendment No. 3 to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.
(13)(a)	Form of Participation Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(13)(b)	Form of Amendment No. 1 to Participation Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.
(13)(c)	Form of Novation of and Amendment to Participation Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2012.
(13)(d)	Form of Fourth Amendment to Participation Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2015.
(14)(a)	Form of Participation Agreement with Pioneer Variable Contracts Trust.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(14)(b)	Form of Amendment No. 1 to Participation Agreement with Pioneer Variable Contracts Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(14)(c)	Form of Amendment No. 4 to Participation Agreement with Pioneer Variable Contracts Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(14)(d)	Form of Amendment No. 6 to Participation Agreement with Pioneer Variable Contracts Trust.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(15)(a)	Form of Participation Agreement with Putnam Variable Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(15)(b)	Form of Amendment No. 3 to Participation Agreement with Putnam Variable Trust dated October 1, 2007.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(15)(c)	Specimen form of Fourth Amendment to Participation Agreement with Putnam Variable Trust.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.
(16)(a)	Form of Participation Agreement with SunAmerica Series Trust.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.
(16)(b)	Form of Addendum to Fund Participation Agreement For Class A Shares with SunAmerica Series Trust.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(16)(c)	Form of Amendment to Participation Agreement with SunAmerica Series Trust dated July 2, 2003.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(17)(a)	Form of Participation Agreement with VALIC Company I.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.
(17)(b)	Amendment One to Participation Agreement with VALIC Company I dated as of July 21, 1998.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.
(17)(c)	Form of Amendment Two to Participation Agreement with VALIC Company I.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(17)(d)	Form of Amendment Three to Participation Agreement with VALIC Company I.	Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(17)(e)	Form of Amendment Ninth to Participation Agreement with AIG Retirement Company I (formerly VALIC Company I).	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.
(17)(f)	Form of Amendment Eleventh to Participation Agreement with VALIC Company I effective as of May 1, 2009.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.

(17)(g)	Form of Twelfth Amendment to Participation Agreement with VALIC Company I.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.
(17)(h)	Form of Thirteenth Amendment to Participation Agreement with VALIC Company I.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(17)(i)	Form of Fourteenth Amendment to Participation Agreement with VALIC Company I.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.
(18)(a)	Form of Participation Agreement with Vanguard Variable Insurance Funds.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(18)(b)	Form of Amendment to Participation Agreement with Vanguard Variable Insurance Funds.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(18)(c)	Form of Seventh Amendment to Participation Agreement with Vanguard Variable Insurance Funds.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.
(19)(a)	Form of Amended and Restated Administrative Services Agreement with AIM Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(20)(a)	Form of Service Agreement Class O with Fred Alger Management, Inc.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.
(21)(a)	Administrative Services Agreement dated as of August 11, 1998 with The Dreyfus Corporation.	Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.
(21)(b)	Amendment to Administrative Services Agreement with The Dreyfus Corporation effective as of December 1, 1998.	Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(21)(c)	Form of Amendment No. 3 to Administrative Services Agreement with The Dreyfus Corporation effective as of October 1, 2007.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.
(22)(a)	Form of Amended and Restated Service Contract with Fidelity Variable Insurance Products Funds effective May 1, 2012.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-185761) of American General Life Insurance Company Separate Account II filed on December 31, 2012.
(23)(a)	Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(24)(a)	Form of Administrative Services Agreement with Franklin Templeton Services, Inc. dated as of July 1, 1999.	Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.
(24)(b)	Form of Amendment to Administrative Services Agreement with Franklin Templeton Services, LLC effective November 1, 2001.	Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.
(24)(c)	Form of Amendment No. 3 to Administrative Services Agreement with Franklin Templeton Services, LLC dated as of July 30, 2004.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(25)(a)	Form of Administrative Services Agreement with Goldman, Sachs & Co.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.
(25)(b)	Form of Amendment to the Administrative Services Agreement with Goldman, Sachs & Co.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(26)(a)	Form of Distribution and Shareholder Services Agreement with Janus Distributors, Inc.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(27)(a)	Form of Indemnification Letter Agreement with J.P. Morgan Investment Management Inc.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(28)(a)	Form of Administrative Services Agreement with Miller Anderson & Sherrard LLP.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.
(28)(b)	Form of Letter Agreement with Morgan Stanley Investment Management Inc.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(28)(c)	Form of Servicing Agreement with The Universal Institutional Funds, Inc.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.
(29)(a)	Form of Amended and Restated Administrative Services Agreement with Neuberger & Berman Management Incorporated.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.
(30)(a)	Form of Services Agreement with Pacific Investment Management Company LLC.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(30)(b)	Form of Amendment No. 1 to Services Agreement with Pacific Investment Management Company LLC.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.

(30)(c)	Form of Amendment No. 2 to Services Agreement with Pacific Investment Management Company LLC.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2015.
(30)(d)	Form of Amendment to Services Agreement with Pacific Investment Management Company LLC.	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.
(31)(a)	Form of Trust Services Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(31)(b)	Form of Amendment No. 2 to Trust Services Agreement with PIMCO Investments LLC.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2015.
(32)(a)	Form of Marketing and Administrative Services Support Agreement with Putnam Retail Management Limited Partnership.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.
(33)(a)	Form of Administrative Services Agreement with SunAmerica Asset Management Corp.	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.
(34)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with AIM.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(35)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Alger.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(36)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with American Century.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(37)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Dreyfus.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(38)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Fidelity.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(39)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Franklin Templeton.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(40)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Goldman Sachs.	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(41)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Janus.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(42)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with JPMorgan Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.
(43)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with MFS.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(44)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Neuberger Berman.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(45)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with PIMCO.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(45)(b)	Form of Amendment No. 1 to SEC Rule 22c-2 Information Sharing Agreement with PIMCO.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2015.
(46)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Pioneer.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(47)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Putnam.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(48)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with SunAmerica.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(49)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with UIF Morgan Stanley.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(50)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with VALIC Company I.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(51)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Vanguard.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(i)	Administrative Contracts.
(1)(a)	Form of Service and Expense Agreement dated February 1, 1974 with American International Group, Inc.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(b)	Form of Addendum No. 1 to Service and Expense Agreement with American International Group, Inc. dated May 21, 1975.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(c)	Form of Addendum No. 2 to Service and Expense Agreement with American International Group, Inc. dated September 23, 1975.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(d)	Form of Addendum No. 24 to Service and Expense Agreement with American International Group, Inc. dated December 30, 1998.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(e)	Form of Addendum No. 28 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(f)	Form of Addendum No. 30 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.
(1)(g)	Form of Addendum No. 32 to Service and Expense Agreement with American International Group, Inc. effective May 1, 2004.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(1)(h)	Specimen form of Addendum No. 45 to Service and Expense Agreement with American International Group, Inc. dated October 1, 2017.	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.
(j)	Other Material Contracts.
(1)	General Guarantee Agreement from American Home Assurance Company.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.
(2)	Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(3)	Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.
(4)	Termination Agreement of the Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(k)	Legal Opinions.
(1)	Opinion of Counsel and Consent of Depositor.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.
(2)	Opinion and Consent of Counsel to American Home Assurance Company.	Incorporated by reference to Post-Effective Amendment No. 12 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 24, 2005.
(l)	Actuarial Opinion.
(1)	Opinion and Consent of American General Life Insurance Company’s actuary.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-

43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.
(m)	Calculation	None
(n)	Other Opinions
(1)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.	Filed herewith.
(o)	Omitted Financial Statements	None
(p)	Initial Capital Agreements.	None
(q)	Redeemability Exemption.
(1)	Description of American General Life Insurance Company’s Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of April 30, 2020.	Incorporated by reference to Post-Effective Amendment No. 29 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2020.
(r)	Form of Initial Summary Prospectus	None
(s)	Powers of Attorney.
(1)	Power of Attorney - American General Life Insurance Company.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on October 15, 2021.
(2)	Power of Attorney - American Home Assurance Company.	Filed herewith.

Item 27.  Directors and Officers of the Depositor

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR

Kevin T. Hogan (2)	Director, Chairman of the Board, Chief Executive Officer, and President
Jonathan J. Novak (5)	Director, Chief Executive Officer, Institutional Markets
Todd P. Solash (1)	Director, Chief Executive Officer, Individual Retirement and Life Insurance
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Terri N. Fiedler	Director, Senior Vice President and Chief Distribution Officer
Emily W. Gingrich (2)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood	Director and Senior Vice President
Alireza Vaseghi (2)	Director, Senior Vice President and Chief Investment Officer
Timothy M. Heslin	President, Life US
Bryan A. Pinsky (1)	President, Individual Retirement
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
David Ditillo (7)	Senior Vice President and Chief Information Officer
Christopher P. Filiaggi (6)	Senior Vice President and Life Controller
Christina M. Haley (1)	Senior Vice President, Product Filing

Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Frank A. Kophamel	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Gabriel A. Lopez (1)	Senior Vice President, Individual Retirement Operations
Christopher V. Muchmore (1)	Senior Vice President, Chief Financial Officer, Individual Retirement
Christine A. Nixon (1)	Senior Vice President
Sai P. Raman (3)	Senior Vice President, Institutional Markets
Sabyasachi Ray (2)	Senior Vice President and Chief Operating Officer
Mallary L. Reznik (1)	Senior Vice President, General Counsel and Assistant Secretary
Eric G. Tarnow	Senior Vice President, Life Products
Lloyd J. Bellow	Vice President and Tax Officer
Nicolas Berg (2)	Vice President
Michelle D. Campion (4)	Vice President
Justin J. W. Caulfield (2)	Vice President and Treasurer
Daniel R. Cricks	Vice President and Tax Officer
Jeffrey S. Flinn	Vice President
Lisa K. Gerhart	Vice President and Assistant Life Controller
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Julie Cotton Hearne	Vice President and Secretary
Christopher J. Hobson (1)	Vice President
Stephen G. Lunanuova (6)	Vice President and Tax Officer
Jennifer N. Miller (4)	Vice President
Thomas A. Musante (4)	Vice President
Mary M. Newitt (1)	Vice President, Product Filing
Mark A. Peterson	Vice President, Distribution
Stewart R. Polakov (1)	Vice President
Jennifer A. Roth (1)	Vice President, 38a-1 Compliance Officer
Thomas C. Spires	Vice President and Tax Officer
Murtaza A. Cheema	Anti-Money Laundering and Economic Sanctions Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (7)	Investment Tax Officer
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (2)	Head of Domestic Pension Risk Transfer
Staci R. Smith	Manager, State Filings
Aileen V. Apuy (5)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	28 Liberty Street, 45th Floor, New York, NY 10005
(3)	50 Danbury Road, Wilton, CT 06897

(4)	777 S. Figueroa Street, Los Angeles, CA 90017
(5)	10880 Wilshire Boulevard, Los Angeles, CA 90024
(6)	30 Hudson Street, Jersey City, NJ 07302
(7)	3211 Shannon Road, Durham, NC 27707

Item 28.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29.  Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 30.  Principal Underwriters

(a) Other Activity. Registrant’s principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

American General Life Insurance Company

Variable Separate Account

Variable Annuity Account Five

Variable Annuity Account Seven

Variable Annuity Account Nine

Variable Annuity Account Ten

Separate Account D

Separate Account I

Separate Account VL-R

The United States Life Insurance Company in the City of New York

FS Variable Separate Account

FS Variable Annuity Account Five

Separate Account USL VL-R

Separate Account USL A

The Variable Annuity Life Insurance Company

Separate Account A

(b)  Management.

The following information is provided for each director and officer of the principal underwriter.

Name and Principal Business Address*	Positions and Offices with Underwriter AIG Capital Services, Inc.
James T. Nichols (1)	Director, President and Chief Executive Officer
Terri N. Fiedler (2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran (1)	Vice President, Chief Financial Officer, Chief Operations Office, Controller and Treasurer
Michael Fortey (2)	Chief Compliance Officer
Daniel Cricks (2)	Vice President, Tax Officer
T. Clay Spires (2)	Vice President, Tax Officer
Julie Cotton Hearne (2)	Vice President and Secretary
John Thomas Genoy (1)	Vice President
Mallary L. Reznik	Vice President
Virginia Puzon	Assistant Secretary
Rosemary Foster (2)	Assistant Secretary
Marjorie Washington (2)	Assistant Secretary

*Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

(1)	Harborside 5, 185 Hudson Street, Jersey City, New Jersey 07311.
(2)	2727-A Allen Parkway, Houston, TX 77019.

(c) Compensation From the Registrant. AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 31.  Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 32.  Management Services        Not applicable.

Item 33.  Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company (“American Home Guarantee Period”), filed as an exhibit to this Registration Statement (the “American Home Guarantee”), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company (“American Home”).

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectuses to policy owners, an offer to supply the annual audited statutory financial statements of American Home, free of charge upon a policy owner’s request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the American Home Guarantee was terminated for prospectively issued Policies. The American Home Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The American Home Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

Platinum Investor III_AGL

333-43264

811-08561

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AGL Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment under rule 485(b) under the Securities Act and has duly caused this Registration Statement amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York on this   3rd day of November, 2021.

AGL Separate Account VL-R
(Registrant)

BY:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY: /s/ CHRISTOPHER P. FILIAGGI
CHRISTOPHER P. FILIAGGI
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer and President (Principal Executive Officer)	November 3, 2021

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 3, 2021

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer)	November 3, 2021

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	November 3, 2021

EMILY W. GINGRICH	Director	November 3, 2021

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director	November 3, 2021

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	November 3, 2021

*TODD P. SOLASH TODD P. SOLASH	Director	November 3, 2021

*ALIREZA VASEGHI ALIREZA VASEGHI	Director	November 3, 2021

*BY: /s/TRINA SANDOVAL TRINA SANDOVAL		November 3, 2021
Attorney-in-Fact
(Pursuant to Powers of Attorney
previously filed)

Platinum Investor III_AGL

333-43264

811-08561

SIGNATURES

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of November, 2021.

AMERICAN HOME ASSURANCE COMPANY

BY: /s/ BRIAN RUCKER
BRIAN RUCKER
SENIOR VICE PRESIDENT AND STATUTORY CONTROLLER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*MICHAEL D. PRICE MICHAEL D. PRICE	Director, President, CEO and Chairman of the Board of Directors (Principal Executive Officer)	November 3, 2021

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Chief Financial Officer and Executive Vice President (Principal Financial Officer)	November 3, 2021

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director	November 3, 2021

*THOMAS BOLT THOMAS BOLT	Director	November 3, 2021

*BARBARA LUCK BARBARA LUCK	Director	November 3, 2021

*KENNETH J. RIEGLER KENNETH J. RIEGLER	Director	November 3, 2021

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director	November 3, 2021

*BY: /s/ BRIAN RUCKER BRIAN RUCKER		November 3, 2021
Attorney-in-Fact
(Exhibit to the Registration Statement)